Credit Risk - Summary of Annual Growth Rates over 4 Year Forecast for CIB portfolio (Detail)	12 Months Ended
Dec. 31, 2018
Upside Scenario [member] | Corporate and investment banking [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	4.20%
Base case [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	1.60%
Base case [member] | Corporate and investment banking [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	3.60%
Downside Scenario [member] | Corporate and investment banking [member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
GDP	2.70%